Financial (Income) Expenses, Net	12 Months Ended
Dec. 31, 2023
Financial (Income) Expenses, Net [Abstract]
FINANCIAL (INCOME) EXPENSES, NET
NOTE 11:-	FINANCIAL (INCOME) EXPENSES, NET

	Year Ended December 31,
	2022	2022	2021

Financial expenses:
Financial expenses from loan	$1,618	$1,023	$-
Other financial expenses	93	316	26

Total financial expenses	1,711	1,339	26

Financial income:
Foreign currency transaction gains, net	(33)	(532)	(44)
Interest from bank deposits	(548)	(267)	(468)
Remeasurement of warrants	(201)	-	-
Other financial income	-	-	(58)

Total financial income	(782)	(799)	(570)

Total financial (income) expense, net	$929	$540	$(544)